Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued construction expenses	$ 135	$ 11,192	$ 0
Accrued insurance	1,825	2,582	0
Accrued payroll	273	792	1,125
Accrued agriculture expenses	294	461	0
Accrued legal fees	3,448	273	0
Accrued other	746	720
Accrued other		748	169
Total accrued liabilities	$ 6,721	16,020
Total accrued liabilities		$ 16,048	$ 1,294